Goodwill And Other Intangible Assets	3 Months Ended
Mar. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill And Other Intangible Assets

NOTE 5 — GOODWILL AND OTHER INTANGIBLE ASSETS

Holdings reviews the carrying amount of goodwill for impairment annually as of December 31 or whenever events or conditions indicate that the net carrying amount may not be recoverable from estimated undiscounted future cash flows. Based upon the financial results for the three months ended March 31, 2015, Holdings conducted a fair value assessment of its goodwill. The results of the impairment test as of March 31, 2015 determined that the fair value of Holdings exceeded the carrying value of its net assets, therefore no impairment of goodwill was recorded.

The components of other intangible assets were as follows (in millions):

	Amortizable Life	Weighted Average Remaining Life	March 31, 2015				December 31, 2014
			Gross	Accumulated Amortization	Effect of Foreign Currency	Net	Net
Acquired intangibles assets
Customer relationships	10 - 15 years	9 years	$283.6	$(91.2)	$(2.0)	$190.4	$196.4
Trademarks	5 years	1 year	0.6	(0.5)	—	0.1	0.1
Trademarks	Indefinite	Indefinite	111.0	—	—	111.0	111.0
Integrated software system	5 years	1 year	11.0	(8.7)	—	2.3	2.9

			$406.2	$(100.4)	$(2.0)	$303.8	$310.4

The aggregate intangible amortization expense charged to the interim unaudited condensed consolidated statements of comprehensive income (loss) was $6.1 million for both the three months ended March 31, 2015 and 2014.

The estimated amortization expense related to acquired intangible assets and the integrated software system for each of the succeeding five years is as follows (in millions):

	Acquired Intangible Assets	Integrated Software System
Remainder of 2015	$16.7	$1.6
2016	22.2	0.7
2017	22.1	—
2018	22.1	—
2019	22.1	—